Cover	Jul. 16, 2026
Cover [Abstract]
Entity Registrant Name	ONAR Holding Corporation
Entity Central Index Key	0001682265
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 16, 2026
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	990 Biscayne Blvd
Entity Address Address Line 2	5th Floor
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	213
Local Phone Number	437-3081
Security 12g Title	Common Stock
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	ONAR